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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KBL European Private Bankers S.A.
Address: 43, Boulevard Royal
         L-2955 Luxembourg

Form 13F File Number:  028-13468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Salzinger
Title: Head of Compliance
Phone: 352 47 97 1

Name:  Marie-Paule Gillen
Title: Secretary General
Phone: 352 47 97 1

Signature, Place, and Date of Signing:

          /s/ Vincent Salzinger          Luxembourg             7/19/11
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               [Signature]              [City, State]            [Date]

          /s/ Marie-Paule Gillen         Luxembourg             7/19/11
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               [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number        Name
028-13043               KBC Group NV

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